Long-term investments, net - Changes in investments accounted for using measurement alternative (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Long-term investments, net
Balance at the beginning of the year	¥ 51,176	¥ 44,621
Additions		6,555
Disposals	(52,773)
Fair value re-measurement	142,556
Balance at the end of the year	140,959	¥ 51,176
Unrealized gains from re-measurement	¥ 101,400